PIA High Yield (MACS) Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 0.1%	Shares	Value
Building Materials - 0.1%
Northwest Hardwoods (c)(d)	2,996	$149,800
TOTAL COMMON STOCKS (Cost $137,017)		149,800

CORPORATE BONDS - 94.6%	Principal Amount
Aerospace/Defense - 1.1%
F-Brasile SpA / F-Brasile US LLC, 7.38%, 08/15/2026 (a)	$1,775,000	1,763,960

Agriculture - 1.0%
Vector Group Ltd., 5.75%, 02/01/2029 (a)	1,700,000	1,559,137

Airlines - 1.2%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (a)	2,445,000	1,788,664

Auto Manufacturers - 1.2%
PM General Purchaser LLC, 9.50%, 10/01/2028 (a)	1,750,000	1,769,305

Building Materials - 3.6%
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (a)	1,995,000	1,992,613
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	1,775,000	1,622,247
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	1,650,000	1,602,156
8.88%, 11/15/2031 (a)	350,000	370,924
		5,587,940

Chemicals - 10.8%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)	2,072,000	1,317,151
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	1,675,000	1,361,264
12.00%, 02/15/2031 (a)	750,000	767,498
GPD Cos., Inc., 10.13%, 04/01/2026 (a)	2,320,000	2,136,189
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	1,500,000	1,311,918
Iris Holdings, Inc., 8.75% (9.50% PIK), 02/15/2026 (a)(f)	1,815,000	1,560,918
Mativ Holdings, Inc., 6.88%, 10/01/2026 (a)	1,940,000	1,880,859
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 05/15/2026 (a)	2,330,000	538,766
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	1,910,000	1,912,636
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028 (a)	1,000,000	915,015
6.63%, 05/01/2029 (a)	1,265,000	1,151,714
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029 (a)	2,000,000	1,701,632
		16,555,560

Coal - 1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	1,815,000	1,631,658

Commercial Services - 10.1%
Alta Equipment Group, Inc., 5.63%, 04/15/2026 (a)	1,745,000	1,691,841
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	1,600,000	1,635,696
Cimpress PLC, 7.00%, 06/15/2026	1,925,000	1,917,849
CPI CG, Inc., 8.63%, 03/15/2026 (a)	1,804,000	1,771,988
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	1,500,000	1,401,173
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	1,990,000	1,831,118
StoneMor, Inc., 8.50%, 05/15/2029 (a)	2,130,000	1,547,722
VT Topco, Inc., 8.50%, 08/15/2030 (a)	1,610,000	1,680,824
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (a)	2,049,000	1,989,230
		15,467,441

Computers - 1.1%
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	1,600,000	1,694,000

Distribution/Wholesale - 3.0%
Verde Purchaser LLC, 10.50%, 11/30/2030 (a)	2,700,000	2,824,875
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	1,695,000	1,755,856
		4,580,731

Diversified Financial Services - 2.3%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	700,000	673,540
6.88%, 04/15/2030 (a)	1,255,000	1,204,853
9.25%, 07/01/2031 (a)	300,000	315,375
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029 (a)	1,400,000	1,456,783
		3,650,551

Engineering & Construction - 3.3%
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	1,560,000	1,660,900
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (a)	1,550,000	1,524,309
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	1,885,000	1,874,732
		5,059,941

Entertainment - 2.0%
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031 (a)	2,175,000	1,543,260
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	1,625,000	1,524,494
		3,067,754

Food - 2.7%
B&G Foods, Inc., 5.25%, 04/01/2025	486,000	484,796
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/2026 (a)	1,400,000	63,000
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	1,635,000	1,645,150
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	2,250,000	1,974,356
		4,167,302

Food Service - 1.7%
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	835,000	782,520
10.50%, 05/15/2029 (a)	2,065,000	1,876,386
		2,658,906

Forest Products & Paper - 1.5%
Mercer International, Inc.
12.88%, 10/01/2028 (a)	700,000	752,324
5.13%, 02/01/2029	1,725,000	1,488,771
		2,241,095

Healthcare-Services - 3.8%
Heartland Dental LLC / Heartland Dental Finance Corp.
8.50%, 05/01/2026 (a)	1,300,000	1,282,944
10.50%, 04/30/2028 (a)	775,000	814,719
Kedrion SpA, 6.50%, 09/01/2029 (a)	2,265,000	2,041,164
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029 (a)	2,350,000	1,735,722
		5,874,549

Household Products/Wares - 0.8%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/2026 (a)	1,250,000	1,202,594

Internet - 1.2%
ION Trading Technologies Sarl, 5.75%, 05/15/2028 (a)	2,050,000	1,840,970

Iron/Steel - 1.3%
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	2,275,000	1,981,855

Leisure Time - 1.0%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	1,500,000	1,583,873

Machinery-Diversified - 3.7%
GrafTech Finance, Inc., 4.63%, 12/15/2028 (a)	2,220,000	1,454,902
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028 (a)	350,000	280,438
Husky III Holding Ltd., 13.00% (13.75% PIK), 02/15/2025 (a)(f)	700,000	700,629
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	700,000	717,462
OT Merger Corp., 7.88%, 10/15/2029 (a)	2,156,000	1,403,750
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/2026 (a)	950,000	950,760
		5,507,941

Media - 3.8%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026 (a)	2,230,000	1,404,261
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026 (a)	2,000,000	1,094,055
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	1,375,000	1,206,966
7.38%, 06/30/2030 (a)	400,000	386,696
Urban One, Inc., 7.38%, 02/01/2028 (a)	2,012,000	1,727,985
		5,819,963

Metal Fabricate/Hardware - 1.1%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	1,828,000	1,674,366

Mining - 1.1%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (a)	1,550,000	1,625,563

Miscellaneous Manufacturing - 1.2%
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	1,750,000	1,875,725

Office-Business Equipment - 2.3%
Pitney Bowes, Inc., 6.88%, 03/15/2027 (a)	2,000,000	1,797,120
Xerox Holdings Corp., 5.50%, 08/15/2028 (a)	1,900,000	1,721,839
		3,518,959

Oil & Gas Services - 4.5%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	1,800,000	1,764,144
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/2025 (a)	1,675,000	1,676,759
Enerflex Ltd., 9.00%, 10/15/2027 (a)	1,885,000	1,896,855
Welltec International ApS, 8.25%, 10/15/2026 (a)	1,600,000	1,631,272
		6,969,030

Packaging & Containers - 3.3%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	1,550,000	1,437,117
LABL, Inc.
5.88%, 11/01/2028 (a)	1,350,000	1,210,929
9.50%, 11/01/2028 (a)	950,000	951,219
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (a)	1,325,000	1,415,002
		5,014,267

Pipelines - 9.0%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	625,000	625,688
6.88%, 01/15/2029	1,175,000	1,159,096
8.25%, 01/15/2032 (a)	390,000	400,222
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	2,314,000	2,056,117
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	1,915,000	2,012,780
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	875,000	883,808
8.38%, 02/15/2032 (a)	805,000	818,362
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
9.00%, 10/15/2026 (a)(b)	1,890,000	1,872,006
12.00%, 10/15/2026 (a)	700,000	694,750
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/2026	1,972,000	1,830,170
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	1,625,000	1,652,212
		14,005,211

Retail - 2.4%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)	1,875,000	1,783,376
Staples, Inc., 7.50%, 04/15/2026 (a)	2,010,000	1,934,341
		3,717,717

Software - 2.9%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	1,900,000	1,692,187
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.63%, 05/01/2028 (a)	1,625,000	1,451,287
Rocket Software, Inc., 6.50%, 02/15/2029 (a)	1,635,000	1,385,663
		4,529,137

Transportation - 2.3%
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	1,900,000	1,655,632
Rand Parent LLC, 8.50%, 02/15/2030 (a)	2,000,000	1,945,115
		3,600,747

Water - 1.2%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	1,835,000	1,837,879
TOTAL CORPORATE BONDS (Cost $153,899,985)		145,424,291

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%	Shares
Fidelity Government Portfolio - Institutional Class, 5.20% (e)	3,800,264	3,800,264
TOTAL SHORT-TERM INVESTMENTS (Cost $3,800,264)		3,800,264

TOTAL INVESTMENTS - 97.2% (Cost $157,837,266)		149,374,355
Other Assets in Excess of Liabilities - 2.8%		4,375,106
TOTAL NET ASSETS - 100.0%		$153,749,461
Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $136,243,555 or 88.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of February 29, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $149,800 or 0.1% of net assets as of February 29, 2024.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized yield as of February 29, 2024.
(f)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

PIA High Yield (MACS) Fund
Summary of Fair Value Disclosure at February 29, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$–	$149,800	$149,800
Fixed Income Securities
Corporate Bonds	–	145,424,291	–	145,424,291
Total Fixed Income Securities	–	145,424,291	–	145,424,291
Money Market Funds	3,800,264	–	–	3,800,264
Total Investments	$3,800,264	$145,424,291	$149,800	$149,374,355

Refer to the Schedule of Investments for industry classifications.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2023	$149,800
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of February 29, 2024	$149,800

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at February 29, 2024, and still classified as Level 3 was $0.